Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities1 [Abstract]
Schedule of Other Liabilities
Following is a summary of other liabilities:

	December 31,
	2023	2022
Accruals and other accumulated expenses	24,120	16,812
Funds received for debt repayment	14,735	—
Accounts payable	5,143	7,269
Unearned commissions	9,652	2,646
Other	84	84
Total	53,734	26,811